Cover	Jun. 30, 2023
Document Information [Line Items]
Document Type	N-2
Document Registration Statement	true
Post-Effective Amendment	true
Post-Effective Amendment Number	23
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	25
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
Effective upon Filing, 486(b)	true
Effective on Set Date, 486(b)	false
Effective after 60 Days, 486(a)	false
Effective on Set Date, 486(a)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Approximate Date of Commencement of Proposed Sale to Public	From time to time after the effective date of this Registration Statement.
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	ANGEL OAK STRATEGIC CREDIT FUND
Entity Central Index Key	0001716885
Securities Act File Number	333-220480
Investment Company Act File Number	811-23289
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
Entity Inv Company Type	N-2
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	3344 Peachtree Rd. NE
Entity Address, Address Line Two	Suite 1725
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30326
Entity Phone Fax Numbers [Line Items]
City Area Code	404
Local Phone Number	953-4900
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Adam Langley, Presidentc/o Angel Oak Capital Advisors, LLC
Entity Address, Address Line One	3344 Peachtree Rd. NE
Entity Address, Address Line Two	Suite 1725
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30326